Revenue - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2022 Segments	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of operating segments	3		3
Overseas | Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of limit of external group revenue	10.00%
Americas Materials and Europe Materials
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue yet to be recognised from fixed-price long term construction contracts		$ 3,742		$ 3,177	$ 2,604